Related Party Transactions	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
9. RELATED PARTY TRANSACTIONS
Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $
4.8
 million and $
16.1
 million, respectively,
in
Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $
10.5
 million in Fox
Financial.
Changyou’s Loan Arrangements with Fox Financial
Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou were entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent RMB-denominated loans from the Changyou subsidiaries, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximated the market interest rate at the inception of the loans.
In December 2018 and 2019, Changyou entered into supplemental agreements with Fox Financial pursuant to which all accrued and unpaid interest on the loans as of December 31, 2018 and December 31, 2019 was added to the principal of the corresponding loans. Due to the depreciation of the RMB against the U.S. dollar in 2018, the principal amounts of Changyou’s outstanding RMB-denominated loans to Fox Financial as of December 31, 2018 were adjusted upward to amounts equal to the principal amounts of Fox Financials’ outstanding U.S. dollar denominated loans to Changyou as of December 31, 2018, multiplied by the monthly average RMB to U.S. dollar exchange rate published by the Bank of China for the month of December 2018. As a result of such adjustment, Changyou advanced additional RMB-denominated loans in the principal amount of RMB8.2 million (approximately $1.2 million) to Fox Financial in January 2019.
In December 2019, Changyou entered into a supplemental agreement with Fox Financial pursuant to which Fox Financial provided security for its repayment obligations to Changyou. Under this supplemental agreement, if Fox Financial fails to repay the RMB-denominated loan principal and corresponding interest owed to Changyou, Changyou will have the right to apply the amount of a security deposit, consisting of the outstanding U.S. dollar-denominated loan principal and corresponding interest owed by Changyou to Fox Financial, to repay the RMB-denominated loan principal and interest owed by Fox Financial to Changyou. The security deposit will be required to be replenished by Fox Financial if the amount of the security deposit is insufficient to repay the loan principal and interest of the RMB-denominated loan owed to Changyou, and any remaining security deposit will be returned to Fox Financial if there is a surplus after the repayment of the RMB-denominated loan principal and interest. The parties entered into an additional supplemental agreement pursuant to which Changyou provided security for its repayment obligations to Fox Financial. Under this supplemental agreement, if Changyou fails to repay the U.S. dollar-denominated loan principal and corresponding interest owed to Fox Financial, Fox Financial will have the right to apply the amount of a security deposit, consisting of the outstanding RMB-denominated loan principal and corresponding interest owed by Fox Financial to Changyou, to repay the U.S. dollar-denominated loan principal and interest owed by Changyou to Fox Financial. The security deposit will be required to be replenished by Changyou if the amount of the security deposit is insufficient to repay the U.S. dollar-denominated loan principal and interest owed by Changyou to Fox Financial, and any remaining security deposit will be returned to Changyou if there is a surplus after the repayment of the U.S. dollar-denominated loan principal and interest.

The loan arrangements expired on December 31, 2020 and no new supplemental agreements were signed. In May 2021, Changyou notified Fox Financial of Changyou’s intention to exercise its rights under the supplemental agreement by applying the security deposit to repay the RMB-denominated loan principal and corresponding interest owed by Fox Financial to Changyou. As of the date of this report, Changyou has not received any response from Fox Financial and accordingly, with an abundance of caution, has not so applied any of the security deposit. Changyou performed an assessment of its expected credit losses for the RMB-denominated loans receivable from Fox Financial. As of December 31, 2021, the Sohu Group had accrued a cumulative allowance for credit losses of approximately
$3.3
million based on Changyou’s estimate of the net of the outstanding amount of such loans receivable from Fox Financial over the amount of the security deposit and on the lack of solvency of Fox Financial. As of December 31, 2021, net loan receivables and loans payable under such loan arrangements, each in the amount of

$34.1 million, were recorded as prepaid and other current assets and other short-term liabilities, respectively, in the Sohu Group’s consolidated balance sheets.